Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.56%
Australia–2.87%
CSL Ltd.	31,645	$6,105,855
James Hardie Industries PLC, CDI	167,837	3,602,700
		9,708,555
Canada–5.44%
Alimentation Couche-Tard, Inc.	171,995	8,647,474
CAE, Inc.(a)	93,643	2,117,447
Dollarama, Inc.	127,648	7,628,656
		18,393,577
China–0.35%
Alibaba Group Holding Ltd.(a)	93,600	1,190,377
Denmark–5.28%
Ascendis Pharma A/S, ADR(a)	17,711	1,898,973
Novo Nordisk A/S, Class B	100,496	15,947,971
		17,846,944
France–18.83%
Airbus SE	55,705	7,462,591
Capgemini SE	14,146	2,631,242
Dassault Systemes SE	63,243	2,611,933
Edenred	89,031	5,267,667
EssilorLuxottica S.A.	19,425	3,506,725
Hermes International	7,217	14,618,838
Kering S.A.	3,655	2,385,460
L’Oreal S.A.	12,630	5,650,686
LVMH Moet Hennessy Louis Vuitton SE	14,042	12,868,900
Sartorius Stedim Biotech	15,905	4,887,300
Schneider Electric SE	10,777	1,801,580
		63,692,922
Germany–5.26%
AIXTRON SE	52,137	1,765,877
CTS Eventim AG & Co. KGaA(a)	99,833	6,220,887
HelloFresh SE(a)	67,771	1,613,781
SAP SE	12,843	1,615,614
Siemens AG	11,858	1,919,439
Siemens Healthineers AG(b)	80,995	4,658,364
		17,793,962
India–3.65%
Dr Lal PathLabs Ltd.(b)	107,658	2,396,260
Reliance Industries Ltd.	349,695	9,940,600
		12,336,860
Ireland–2.51%
Flutter Entertainment PLC(a)	46,671	8,486,249
Italy–2.19%
Davide Campari-Milano N.V.	607,838	7,413,845
Japan–7.93%
Benefit One, Inc.	95,400	1,363,681
Daikin Industries Ltd.	35,400	6,346,766
Hitachi Ltd.	59,600	3,276,034
Shares		Value
Japan–(continued)
Hoya Corp.	31,193	$3,449,421
Keyence Corp.	13,924	6,826,472
Kobe Bussan Co. Ltd.	131,200	3,662,032
Nihon M&A Center Holdings, Inc.	254,000	1,903,501
		26,827,907
Netherlands–5.86%
Aalberts N.V.	65,721	3,100,319
Adyen N.V.(a)(b)	2,195	3,480,428
ASM International N.V.	2,714	1,102,135
ASML Holding N.V.	13,609	9,298,960
Universal Music Group N.V.	112,485	2,843,511
		19,825,353
New Zealand–0.49%
Xero Ltd.(a)	27,425	1,659,762
Spain–2.14%
Amadeus IT Group S.A.(a)	108,334	7,253,683
Sweden–4.69%
Atlas Copco AB, Class A	483,124	6,125,292
Epiroc AB, Class A	490,581	9,741,133
		15,866,425
Switzerland–4.26%
Barry Callebaut AG	800	1,698,448
Lonza Group AG	4,664	2,805,233
Sika AG	24,248	6,806,078
VAT Group AG(a)(b)	8,597	3,105,789
		14,415,548
Taiwan–0.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	120,000	2,125,905
United Kingdom–20.60%
Abcam PLC, ADR(a)	98,520	1,326,079
Ashtead Group PLC	13,323	816,276
Auto Trader Group PLC(b)	459,404	3,501,459
Britvic PLC	404,107	4,452,607
Compass Group PLC	378,379	9,513,934
ConvaTec Group PLC(b)	959,941	2,709,385
Entain PLC	284,564	4,428,660
Experian PLC	6,226	204,298
JD Sports Fashion PLC	1,640,035	3,610,897
Legal & General Group PLC	1,000,050	2,957,985
London Stock Exchange Group PLC	87,706	8,523,639
Next PLC	80,981	6,580,870
Ocado Group PLC(a)	156,285	1,037,230
Rentokil Initial PLC	992,775	7,258,953
Rightmove PLC	645,398	4,500,091
RS GROUP PLC	294,326	3,328,413
Trainline PLC(a)(b)	1,617,733	4,946,706
		69,697,482
United States–6.58%
EPAM Systems, Inc.(a)	22,771	6,808,529

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
United States–(continued)
Ferguson PLC	41,459	$5,471,145
Medtronic PLC	25,733	2,074,595
ResMed, Inc.	36,179	7,922,839
		22,277,108
Total Common Stocks & Other Equity Interests (Cost $199,840,863)		336,812,464
Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	165,091	165,091
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	117,712	$117,735
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	188,675	188,675
Total Money Market Funds (Cost $471,487)		471,501
TOTAL INVESTMENTS IN SECURITIES—99.70% (Cost $200,312,350)		337,283,965
OTHER ASSETS LESS LIABILITIES–0.30%		1,009,137
NET ASSETS–100.00%		$338,293,102
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $24,798,391, which represented 7.33% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,957,395	$4,750,980	$(7,543,284)	$-	$-	$165,091	$23,370
Invesco Liquid Assets Portfolio, Institutional Class	2,105,957	3,393,557	(5,381,722)	(132)	75	117,735	9,841
Invesco Treasury Portfolio, Institutional Class	3,379,880	5,429,691	(8,620,896)	-	-	188,675	16,091
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,575	14,311	(48,886)	-	-	-	295*
Invesco Private Prime Fund	88,906	18,677	(107,575)	(9)	1	-	799*
Total	$8,566,713	$13,607,216	$(21,702,363)	$(141)	$76	$471,501	$50,396

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$9,708,555	$—	$9,708,555
Canada	18,393,577	—	—	18,393,577
China	—	1,190,377	—	1,190,377
Denmark	1,898,973	15,947,971	—	17,846,944
France	—	63,692,922	—	63,692,922
Germany	—	17,793,962	—	17,793,962
India	—	12,336,860	—	12,336,860
Ireland	—	8,486,249	—	8,486,249
Italy	—	7,413,845	—	7,413,845
Japan	—	26,827,907	—	26,827,907
Netherlands	—	19,825,353	—	19,825,353
New Zealand	—	1,659,762	—	1,659,762
Spain	—	7,253,683	—	7,253,683
Sweden	—	15,866,425	—	15,866,425
Switzerland	—	14,415,548	—	14,415,548
Taiwan	—	2,125,905	—	2,125,905
United Kingdom	1,326,079	68,371,403	—	69,697,482
United States	16,805,963	5,471,145	—	22,277,108
Money Market Funds	471,501	—	—	471,501
Total Investments	$38,896,093	$298,387,872	$—	$337,283,965
Invesco Oppenheimer V.I. International Growth Fund